Consolidated Statements Of Changes In Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Treasury Stock CNY (¥) shares	Treasury Stock USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Other Comprehensive (Loss)/Income CNY (¥)	Accumulated Other Comprehensive (Loss)/Income USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)
Beginning balance, Shares at Dec. 31, 2021 | shares			324,708,328	324,708,328
Beginning balance at Dec. 31, 2021	¥ 728,069		¥ 4		¥ (7,042)		¥ 13,685,062		¥ (184,242)		¥ (12,765,713)
Beginning balance, Shares at Dec. 31, 2021 | shares					(109,944)	(109,944)
Accretion of redeemable convertible preferred shares	(7,490)										(7,490)
Exercise of share-based awards, Shares | shares			294,622	294,622
Exercise of share-based awards	1,873						1,873
Share-based compensation	235,876						235,876
Repurchase of ordinary shares, Shares | shares					(406,717)	(406,717)
Repurchase of ordinary shares	(13,624)				¥ (13,624)
Net Income (Loss)	(806,883)										(806,883)
Other comprehensive income (loss)	172,356								172,356
Ending balance, Shares at Dec. 31, 2022 | shares			325,002,950	325,002,950
Ending balance at Dec. 31, 2022	310,177		¥ 4		¥ (20,666)		13,922,811		(11,886)		(13,580,086)
Ending balance, Shares at Dec. 31, 2022 | shares					(516,661)	(516,661)
Accretion of redeemable convertible preferred shares	(8,600)										(8,600)
Exercise of share-based awards, Shares | shares			1,317,744	1,317,744
Exercise of share-based awards	2,535						2,535
Share-based compensation	136,646						136,646
Net Income (Loss)	(91,279)										(91,279)
Other comprehensive income (loss)	33,055								33,055
Ending balance, Shares at Dec. 31, 2023 | shares			326,320,694	326,320,694
Ending balance at Dec. 31, 2023	382,534		¥ 4		¥ (20,666)		14,061,992		21,169		(13,679,965)
Ending balance, Shares at Dec. 31, 2023 | shares					(516,661)	(516,661)
Accretion of redeemable convertible preferred shares	(9,315)										(9,315)
Exercise of share-based awards, Shares | shares			2,531,012	2,531,012
Exercise of share-based awards	548						548
Share-based compensation	118,490						118,490
Repurchase of ordinary shares, Shares | shares					(3,180,414)	(3,180,414)
Repurchase of ordinary shares	(30,510)				¥ (30,510)
Net Income (Loss)	304,399	$ 41,702									304,399
Other comprehensive income (loss)	32,465								32,465
Ending balance, Shares at Dec. 31, 2024 | shares			328,851,706	328,851,706
Ending balance at Dec. 31, 2024	¥ 798,611	$ 109,409	¥ 4	$ 1	¥ (51,176)	$ (7,011)	¥ 14,181,030	$ 1,942,793	¥ 53,634	$ 7,347	¥ (13,384,881)	$ (1,833,721)
Ending balance, Shares at Dec. 31, 2024 | shares					(3,697,075)	(3,697,075)